UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Sept 30, 2010.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     November 3, 2010


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       79
Form 13F Information Table Value Total:	      556,315,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      35,498   125,104   Sole   None
Berkshire Hathaway      B       084670207      25,056   303,044   Sole   None
Oracle Corporation              38389x105      22,400   834,246   Sole   None
Novo-Nordisk                    670100205      22,348   227,024   Sole   None
PepsiCo, Inc.                   713448108      21,446   322,781   Sole   None
United Technologies             913017109      20,388   286,226   Sole   None
Ace Ltd                         H0023R105      18,560   318,619   Sole   None
Google Inc                      38259P508      17,943    34,125   Sole   None
Walgreen Co                     931422109      17,500   522,399   Sole   None
Nike Inc.                       654106103      17,239   215,109   Sole   None
ConocoPhillips                  20825C104      17,170   298,972   Sole   None
Devon Energy Corp New           25179M103      16,524   255,235   Sole   None
Procter & Gamble                742718109      16,239   270,792   Sole   None
Emerson Electric                291011104      15,455   293,480   Sole   None
Teva Pharmaceutical Inds	881624209      15,399   291,917   Sole	 None
Mastercard Inc.                 57636Q104      14,829    66,202   Sole   None
Amphenol Corp			032095101      14,466   295,345   Sole   None
Cisco Systems Inc               17275R102      14,120   644,744   Sole   None
America Movil SAB de CV         02364W105      14,061   263,650   Sole   None
Rockwell Collins                774341101      13,981   240,022   Sole   None
Diamond Offshore                25271C102      13,662   201,590   Sole   None
Microsoft Corp                  594918104      13,458   549,532   Sole   None
Freeport McMoran Copper         35671D857      13,247   155,139   Sole   None
Alliant Techsystems Inc.        018804104      12,671   168,047   Sole   None
Medco Health Solutions          58405U102      12,423   238,630   Sole   None
Becton Dickinson & Co           075887109      12,199   164,629   Sole   None
Energizer Holdings Inc          29266R108      11,993   178,389   Sole   None
Wal-Mart Stores Inc		931142103      11,959   223,457   Sole	 None
Lincoln Elec Hldgs Inc          533900106      10,312   178,338   Sole   None
Adobe Systems                   00724F101       9,627   368,155   Sole   None
Petroleo Brasileiro A           71654V408       9,351   257,806   Sole   None
Johnson & Johnson               478160104       8,653   139,652   Sole   None
Wells Fargo & Co.               949746101       8,601   342,446   Sole   None
Berkshire Hathaway      A       084670108       3,611        29   Sole   None
Gilead Sciences Inc Com         375558103       2,131    59,851   Sole   None
Perrigo Company                 714290103       2,115    32,938   Sole   None
Middleby Corp.			596278101	1,882    29,687   Sole   None
Intuit                          461202103       1,788    40,814   Sole   None
Stifel Financial Corp           860630102       1,643    35,492   Sole   None
Flir Systems Inc		302445101	1,622	 63,118	  Sole	 None
Apache Corp			037411105	1,531	 15,662   Sole   None
CVS Caremark Corp               126650100       1,464    46,505   Sole   None
Ishare MSCI Brazil F            464286400       1,313    17,060   Sole   None
Rehabcare Group Inc.		759148109	1,264	 62,510   Sole   None
Petmedexpress Inc               816382106       1,262    72,132   Sole   None
3M Company                      88579Y101       1,250    14,420   Sole   None
Schlumberger Ltd                806857108       1,212    19,669   Sole   None
Waters Corp                     941848103       1,157    16,344   Sole   None
Ishares MSCI EMIF               464287234       1,114    24,880   Sole   None
Quality Systems                 747582104       1,079    16,276   Sole   None
Ishares Ftse/Xinhua China       464287184         783    18,285   Sole   None
Research in Motion Com          760975102         726    14,918   Sole   None
Market Vectors Agribusiness     57060U605         668    14,575   Sole   None
Vale S A                        91912E105         522    16,700   Sole   None
Exxon Mobil Corp                30231g102         495     8,007   Sole   None
Halliburton Company             406216101         487    14,716   Sole   None
Medtronic Inc                   585055106         415    12,350   Sole   None
Noble Corporation               H5833N103         412    12,190   Sole   None
Kayne Anderson MLP              486606106         412    15,694   Sole   None
Bank of America                 060505104         388    29,646   Sole   None
Carnival Corp                   30231g102         363     9,500   Sole   None
Varian Medical Sys Inc.         92220P105         339     5,600   Sole   None
JP Morgan Chase & Co            46625H100         339     8,900   Sole   None
MSCKI India Index               06739F291         320     4,220   Sole   None
Emc Corporation                 268648102         319    15,700   Sole   None
Goldman Sachs Group             38141G104         316     2,188   Sole   None
Intel Corporation               458140100         276    14,400   Sole   None
ITT Education Services          45068B109         275     3,920   Sole   None
Chevron Corp New                166764100         261     3,224   Sole   None
Norfolk Southern Corp           655844108         251     4,225   Sole   None
Walt Disney Co                  254687106         249     7,511   Sole   None
Home Depot Inc                  437076102         248     7,830   Sole   None
Deere & Co                      244199105         217     3,110   Sole   None
Kraft Foods Inc.                50075N104         213     6,915   Sole   None
Nustar Energy LP                67058H102         210     3,400   Sole   None
Inergy LP                       456615103         206     5,200   Sole   None
Coca Cola Co                    191216100         203     3,470   Sole   None
Sector Spdr Fincl               81369Y605         186    12,975   Sole   None
Nine Mile Software Inc          654409101           1    28,570   Sole   None

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